UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     (203) 971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $496,940 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    24656   780749 SH       SOLE                   780749        0        0
APPLE INC                      COM              037833100    21033    35081 SH       SOLE                    35081        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    29888   468165 SH       SOLE                   468165        0        0
EXPRESS SCRIPTS INC            COM              302182100    31809   587090 SH       SOLE                   587090        0        0
EXPRESS SCRIPTS INC            COM              302182100    18963   350000 SH  CALL SOLE                   350000        0        0
FORTINET INC                   COM              34959E109    12076   436732 SH       SOLE                   436732        0        0
HARMONIC INC                   COM              413160102    10421  1905165 SH       SOLE                  1905165        0        0
INTERDIGITAL INC               COM              45867G101    15177   435363 SH       SOLE                   435363        0        0
MCKESSON CORP                  COM              58155Q103    52662   600000 SH  CALL SOLE                   600000        0        0
NEWMONT MINING CORP            COM              651639106    25826   503735 SH       SOLE                   503735        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     3934  1174253 SH       SOLE                  1174253        0        0
RANGE RES CORP                 COM              75281A109    12101   208144 SH       SOLE                   208144        0        0
RED HAT INC                    COM              756577102    31130   519792 SH       SOLE                   519792        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   154891  1100000 SH  PUT  SOLE                  1100000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    37391   696427 SH       SOLE                   696427        0        0
VIVUS INC                      COM              928551100    14982   670035 SH       SOLE                   670035        0        0